SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) (Parenthetical) $ / shares in Units, $ in Thousands								12 Months Ended
	Sep. 20, 2023 CAD ($) shares $ / shares	Jun. 28, 2023 shares $ / shares	Apr. 18, 2023 CAD ($) shares $ / shares	Feb. 08, 2023 CAD ($) shares $ / shares	Jan. 04, 2023 CAD ($) shares $ / shares	Aug. 21, 2022 CAD ($) shares $ / shares	Aug. 04, 2022 CAD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares								1,735,250	1,200,000
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)								$ 1.13		$ 1.50
Options expire								Aug. 20, 2025
Stock option one [member] | Director [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares							900,000
Number of stock options, exercise price							$ 3.56
Options expire							Aug. 02, 2032
Fair value of options granted | $							$ 2,712
Share Price							$ 4.12
Expected option life							10 years
Volatility							112.00%
Risk-free interest rate							2.67%
Dividend yield							0.00%
Stock Option Two [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)								$ 2.27		3.00
Options expire								Jan. 28, 2025
Stock Option Two [Member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares						300,000
Number of stock options, exercise price						$ 4.00
Options expire						Aug. 02, 2032
Fair value of options granted | $						$ 977
Share Price						$ 4.00
Expected option life						10 years
Volatility						112.00%
Risk-free interest rate						2.99%
Dividend yield						0.00%
Stock Option Three [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)								$ 6.34		8.40
Options expire								Jun. 03, 2026
Stock Option Three [Member] | Director And Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares					816,500
Number of stock options, exercise price					$ 1.65
Options expire					Jan. 04, 2033
Fair value of options granted | $					$ 1,017
Share Price						$ 1.80
Expected option life					10 years
Volatility					112.00%
Risk-free interest rate					3.28%
Dividend yield					0.00%
Stock Option Four [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)								$ 6.04		8.00
Options expire								Oct. 28, 2026
Stock Option Four [Member] | Consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares				100,000
Number of stock options, exercise price				$ 2.01
Options expire				Nov. 25, 2027
Fair value of options granted | $				$ 135
Share Price				$ 2.18
Expected option life				4 years 9 months 18 days
Volatility				112.00%
Risk-free interest rate				3.16%
Dividend yield				0.00%
Stock option five [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)								$ 2.69		3.56
Options expire								Aug. 02, 2032
Stock option five [member] | Employees [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares			423,750
Number of stock options, exercise price			$ 1.60
Options expire			Apr. 18, 2033
Fair value of options granted | $			$ 420
Share Price			$ 1.42
Expected option life			10 years
Volatility			111.00%
Risk-free interest rate			3.57%
Dividend yield			0.00%
Stock option six [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)								$ 3.02		4.00
Options expire								Aug. 21, 2032
Stock option six [member] | Officers [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares		245,000
Number of stock options, exercise price		$ 2.45
Options expire		Jun. 28, 2028
Fair value of options granted | $			$ 443
Share Price		$ 2.92
Expected option life			5 years
Volatility		111.00%
Risk-free interest rate		4.14%
Dividend yield		0.00%
Stock option seven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)								$ 1.25		$ 1.65
Options expire								Jan. 04, 2033
Stock option seven [member] | Officers [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares	150,000
Number of stock options, exercise price		$ 2.20
Options expire	Sep. 20, 2033
Fair value of options granted | $	$ 231
Share Price	$ 2.20
Expected option life	10 years
Volatility	112.00%
Risk-free interest rate	4.35%
Dividend yield	0.00%